6. STOCKHOLDERS' DEFICIT (Details ) (USD $)					9 Months Ended					9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Warrant1Member	Sep. 30, 2014 Warrant 2 [Member]	Sep. 30, 2014 Warrant 3 [Member]	Sep. 30, 2014 Warrant 4 [Member]	Mar. 30, 2014 Warrant 4 [Member]	Sep. 30, 2014 Warrant 5 [Member]	Sep. 30, 2014 Warrant 6 [Member]	Sep. 30, 2014 Warrant 7 [Member]	Sep. 30, 2014 Warrant 8 [Member]	Sep. 30, 2014 Warrant 9 [Member]	Sep. 30, 2014 Warrant 10 [Member]
Warrants outstanding	6,707,990	6,531,192	6,463,206	6,862,167	3,590,522	6,790	439,883		285,186	1,858,089	8,292,297	200,000	561,798	184,211	325,521
Warrants exercise price	$ 0.66	$ 0.66	$ 0.67	$ 0.70	$ 0.80	$ 1.01	$ 0.68		$ 1.05	$ 1.08	$ 0.24	$ 0.50	$ 0.45	$ 0.38	$ 0.46
Expiration date					Mar. 01, 2015	Sep. 10, 2015	Mar. 31, 2016	Nov. 20, 2016		May 23, 2018	May 23, 2018	Apr. 23, 2019	May 22, 2019	Sep. 09, 2019	Sep. 17, 2019